Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	12,683,250	9,785,056	9,785,056
Common stock, shares outstanding	12,683,250	9,785,056	9,785,056